Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Cash flows from operating activities
Net income	$ 297,237,000	$ 276,796,000	$ 225,328,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	77,081,000	53,864,000	47,281,000
Amortization of intangible assets	1,839,000	1,419,000	1,122,000
Amortization of land use rights	110,000	106,000	112,000
Loss on disposal of property and equipment	2,032,000	1,747,000	2,061,000
Gain on disposal of a subsidiary			(3,760,000)
Goodwill impairment	0	1,682,000	0
Impairment loss from long-term investments	980,000	2,338,000	0
Realized gain from long-term investments	(7,366,000)	(7,086,000)
Share-based compensation expenses	57,443,000	20,287,000	16,810,000
Allowance (reversal) for doubtful accounts	576,000	486,000	904,000
Provision (reversal) for inventory	(461,000)	(152,000)	615,000
Loss from equity method investments	379,000	3,289,000	4,425,000
Deferred income taxes	(14,821,000)	(518,000)	(1,936,000)
Changes in operating assets and liabilities
Accounts receivables	767,000	(75,000)	(187,000)
Inventory	(5,855,000)	(5,224,000)	(6,264,000)
Prepaid expenses and other current assets	(51,738,000)	(14,796,000)	(7,711,000)
Amounts due from related parties	4,250,000	(1,288,000)	1,108,000
Long-term deposits	(14,300,000)	(9,652,000)	(532,000)
Long term prepaid rent	1,185,000	(624,000)	169,000
Accounts payable	13,728,000	3,592,000	4,830,000
Accrued expenses and other current liabilities	68,226,000	40,331,000	54,364,000
Income taxes payable	15,473,000	18,529,000	7,878,000
Amounts due to related parties	(21,000)	8,000	(1,887,000)
Deferred revenue	334,383,000	237,635,000	179,583,000
Net cash provided by operating activities	781,127,000	622,694,000	524,313,000
Cash flows from investing activities
Payments for restricted cash	(732,000)	(1,197,000)	(5,461,000)
Proceeds from release of restricted cash	1,159,000	1,333,000	4,747,000
Purchase of term deposits	(117,166,000)	(130,000,000)	(64,540,000)
Proceeds from maturity of term deposits	212,690,000	18,836,000	42,603,000
Payments for short-term investments	(1,250,239,000)	(1,343,198,000)	(1,112,172,000)
Proceeds from maturity of short-term investments	1,025,721,000	820,380,000	851,250,000
Purchase of property and equipment	(214,255,000)	(105,736,000)	(64,401,000)
Proceeds from disposal of property and equipment	9,812,000	2,807,000	1,310,000
Purchase of business, net of cash acquired	(999,000)
Payments for available-for-sale investments	(55,206,000)	(43,498,000)	(78,764,000)
Payments for equity method investments	(456,000)	(1,473,000)	(468,000)
Proceeds from held-to-maturity investments		112,200,000	115,178,000
Purchase of land use rights	(5,357,000)
Payments for cost method investments	(11,688,000)
Proceeds from cost method investment			540,000
Loans provided to related parties		(1,810,000)	(2,575,000)
Net cash used in investing activities	(406,716,000)	(672,264,000)	(309,737,000)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share option	1,000	542,000	2,176,000
Withholding tax for employees	(7,241,000)	(4,557,000)	(6,419,000)
Cash paid for dividend	(71,153,000)		(62,668,000)
Capital contribution from non-controlling interests	93,159,000	8,807,000	69,747,000
Repurchase of shares from non-controlling interests	(89,647,000)		(3,752,000)
Net cash (used in) provided by financing activities	(74,881,000)	4,792,000	(916,000)
Effects of exchange rate changes	42,771,000	(23,413,000)	(35,749,000)
Net change in cash and cash equivalents	342,301,000	(68,191,000)	177,911,000
Cash and cash equivalents at beginning of year	641,018,000	709,209,000	531,298,000
Cash and cash equivalents at end of year	983,319,000	641,018,000	709,209,000
Supplement disclosure of cash flow information
Income taxes paid	57,005,000	36,665,000	32,037,000
Non-cash investing and financing activities
Payable for investments and acquisitions	5,420,000
Payable for purchase of property and equipment	$ 45,590,000	21,445,000	11,953,000
Beijing Dianshi jingwei Technology Co.,Ltd [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Gain on disposal of a subsidiary			(3,760,000)
Cash flows from investing activities
Proceeds from disposal of subsidiaries			1,520,000
Boost Caring [Member]
Cash flows from investing activities
Proceeds from disposal of subsidiaries			$ 1,496,000
Beijing Ainuo Shida Education & Technology Co., Ltd [Member]
Cash flows from investing activities
Purchase of business, net of cash acquired		$ (908,000)